Segment information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Entity-Wide Information, Revenue from External Customers by Products and Services

The following table provides product information for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥203,845	¥196,265	¥176,932
Other small precision brushless DC motors	72,362	70,149	69,753
Brushless DC fans	32,651	33,801	30,327
Other small precision motors	18,023	18,883	28,174

Sub-total	326,881	319,098	305,186
General motors	73,381	137,251	178,214
Machinery	47,966	77,329	64,904
Electronic and optical components	94,545	107,693	95,580
Others	28,779	34,617	38,436

Consolidated total	¥571,552	¥675,988	¥682,320

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2010, 2011 and 2012, and long-lived assets for the years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales:
Japan	¥245,977	¥295,376	¥260,470
U.S.A.	11,352	46,579	71,317
Singapore	33,673	28,015	40,595
Thailand	102,261	99,932	75,908
The Philippines	14,884	10,657	19,683
China	122,833	139,264	148,553
Other	40,572	56,165	65,794

Consolidated total	¥571,552	¥675,988	¥682,320

	Yen in millions
	For the year ended March 31
	2011	2012
Long-lived assets:
Japan	¥84,916	¥84,299
U.S.A.	17,897	15,650
Singapore	1,374	1,412
Thailand	39,810	33,476
The Philippines	11,779	11,691
China	43,342	47,260
Other	35,291	37,043

Consolidated total	¥234,409	¥230,831

Schedule of Segment Reporting Information, by Segment

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales to external customers:
Nidec Corporation	¥67,285	¥72,334	¥46,901
Nidec Electronics (Thailand)	90,907	86,086	64,226
Nidec (Zhejiang)	22,948	24,500	26,430
Nidec (Dalian)	6,976	4,218	4,269
Nidec Singapore	26,157	19,082	34,220
Nidec (H.K.)	51,390	55,724	50,748
Nidec Philippines	10,891	7,337	15,326
Nidec Sankyo	68,924	86,027	78,589
Nidec Copal	53,681	58,396	51,124
Nidec Tosok	23,345	29,745	33,358
Nidec Copal Electronics	24,954	30,553	29,098
Nidec Techno Motor	35,029	42,935	40,058
Nidec Motor	3,032	50,886	83,999
Nidec Motors & Actuators	32,186	38,371	44,748
All Others	54,768	69,402	78,268

Total	572,473	675,596	681,362
Adjustments *1	(921)	392	958

Consolidated total	¥571,552	¥675,988	¥682,320

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥176,100 million, ¥165,797 million, ¥151,253 million within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments for the year ended March 31, 2010, 2011 and 2012, respectively, that exceeded 10% of NIDEC’s net sales.

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales to other operating segments:
Nidec Corporation	¥77,125	¥74,406	¥100,064
Nidec Electronics (Thailand)	43,695	45,219	36,649
Nidec (Zhejiang)	6,028	6,618	3,617
Nidec (Dalian)	24,274	20,852	15,471
Nidec Singapore	390	451	448
Nidec (H.K.)	4,142	1,587	1,162
Nidec Philippines	28,019	28,504	24,390
Nidec Sankyo	395	556	396
Nidec Copal	2,357	2,632	2,318
Nidec Tosok	156	201	150
Nidec Copal Electronics	31	27	20
Nidec Techno Motor	818	889	952
Nidec Motor	—	—	30
Nidec Motors & Actuators	9,432	6,702	11,607
All Others	52,853	55,039	52,944

Total	249,715	243,683	250,218
Intersegment elimination	(249,715)	(243,683)	(250,218)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Operating income or loss:
Nidec Corporation	¥8,066	¥6,799	¥7,497
Nidec Electronics (Thailand)	23,227	21,473	15,027
Nidec (Zhejiang)	2,114	2,351	774
Nidec (Dalian)	4,808	2,658	431
Nidec Singapore	319	245	781
Nidec (H.K.)	661	564	359
Nidec Philippines	6,939	5,403	7,799
Nidec Sankyo	8,578	13,226	7,414
Nidec Copal	5,655	9,557	6,384
Nidec Tosok	2,825	4,009	3,140
Nidec Copal Electronics	2,422	4,969	4,194
Nidec Techno Motor	1,938	4,018	4,591
Nidec Motor	13	240	2,111
Nidec Motors & Actuators	553	1,274	3,126
All Others	11,450	16,184	11,177

Total	79,568	92,970	74,805

Consolidation adjustments mainly related to elimination of intersegment profits	639	1,455	2,794
Reclassification *1	(389)	(1,090)	(3,072)
U.S. GAAP adjustments and Others *2	(536)	(466)	(1,457)

	¥79,282	¥92,869	¥73,070

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
*2	Others is mainly from the amortization of capitalized assets related to business combinations.

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Depreciation:
Nidec Corporation	¥1,941	¥1,072	¥995
Nidec Electronics (Thailand)	5,721	6,569	5,085
Nidec (Zhejiang)	1,357	1,430	1,231
Nidec (Dalian)	529	780	802
Nidec Singapore	78	79	70
Nidec (H.K.)	3	7	6
Nidec Philippines	2,717	2,734	2,598
Nidec Sankyo	3,957	3,830	3,715
Nidec Copal	3,340	3,990	3,115
Nidec Tosok	1,768	2,119	2,660
Nidec Copal Electronics	1,325	1,254	1,150
Nidec Techno Motor	1,854	1,676	1,491
Nidec Motor	99	2,914	3,892
Nidec Motors & Actuators	1,494	1,383	1,423
All Others	4,188	4,150	4,297

Total	30,371	33,987	32,530
U.S. GAAP adjustments *1 and Others *2	(1,186)	(1,006)	(1,019)

Consolidated total	¥29,185	¥32,981	¥31,511

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions
	For the year ended March 31
	2011	2012
Segment assets:
Nidec Corporation	¥447,220	¥488,939
Nidec Electronics (Thailand)	76,327	107,523
Nidec (Zhejiang)	17,197	15,267
Nidec (Dalian)	20,524	19,119
Nidec Singapore	8,278	23,886
Nidec (H.K.)	16,262	17,345
Nidec Philippines	25,220	31,530
Nidec Sankyo	104,650	99,089
Nidec Copal	66,813	70,809
Nidec Tosok	36,682	38,035
Nidec Copal Electronics	34,641	35,517
Nidec Techno Motor	41,666	33,846
Nidec Motor	75,017	72,846
Nidec Motors & Actuators	32,703	43,053
All Others	104,818	127,875

Total	1,108,018	1,224,679
Elimination of intersegment assets, net of taxes	(450,539)	(510,192)
Intangible assets and other fair value adjustments	13,990	11,809
Goodwill	82,107	80,525
U.S.GAAP adjustments and Others *1	(5,371)	(6,420)

Consolidated total	¥748,205	¥800,401

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2011	2012
Expenditure for segment assets:
Nidec Corporation	¥2,237	¥426
Nidec Electronics (Thailand)	10,163	11,152
Nidec (Zhejiang)	931	255
Nidec (Dalian)	2,156	967
Nidec Singapore	7	11
Nidec (H.K.)	19	5
Nidec Philippines	3,349	1,584
Nidec Sankyo	3,777	3,980
Nidec Copal	5,811	6,151
Nidec Tosok	2,586	1,944
Nidec Copal Electronics	1,741	1,413
Nidec Techno Motor	1,213	1,733
Nidec Motor	2,605	1,993
Nidec Motors & Actuators	1,287	1,471
All Others	4,356	4,124

Total	42,238	37,209
Reconciliation *1	12,772	4,237

Consolidated total	¥55,010	¥41,446

*1	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.